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February 8, 2006

U.S. Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

RE: VANGUARD SPECIALIZED FUNDS
    FILE NO. 2-88116

Commissioners:

Enclosed is the 58th Post-Effective Amendment of the registration statement on Form N-1A, for the Vanguard Specialized Funds (the "Trust"). The purpose of this amendment is to add a new series to the Trust that will be known as Vanguard Dividend Achievers Index Fund. The Fund will offer a conventional "Investor" share class and an exchange-traded "VIPER" share class. In addition, this amendment is filed in order to (1) amend the Investment Advisory Arrangement for Vanguard Precious Metals and Mining Fund, (2) to amend Vanguard Precious Metals and Mining Fund's frequent trading policy disclosure, and (3) to effect a number of non-material editorial changes. Note that the cover of the Vanguard Dividend Appreciation Index Fund's prospectus will include the pre-effective language required by Rule 481(b)(2).

Pursuant to the requirements of Rule 485(a)(2), it is hereby requested that this Amendment be declared effective on April 27, 2006. Prior to April 27, 2006, Vanguard will submit a Rule 485(b) filing that responds to SEC staff comments. Pursuant to Rule 485(d)(2), Vanguard will request that the Rule 485(b) filing be declared effective concurrently with this 485(a) filing on April 27, 2006.

Please contact me at (610) 503-2320 with any questions or comments that you have concerning the enclosed Amendment.

Sincerely,


-------------------------------------
Christopher A. Wightman
Associate Counsel
The Vanguard Group, Inc.

Enclosures

cc: Christian Sandoe, Esquire
    U.S. Securities and Exchange Commission